UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Mark Berman

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

100 Huntington Avenue - CPH0326

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

RMR Real Estate Income Fund

Portfolio of Investments  —  September 30, 2015 (unaudited)

Company	Shares	Value
COMMON STOCKS — 100.7%
REAL ESTATE INVESTMENT TRUSTS — 97.3%
APARTMENTS — 15.3%
American Campus Communities, Inc. (a)(b)	25,900	$938,616
Apartment Investment & Management Co. (a)(b)	28,745	1,064,140
AvalonBay Communities, Inc. (a)	26,875	4,698,287
Bluerock Residential Growth REIT, Inc. (a)	270,000	3,234,600
Camden Property Trust	5,000	369,500
Campus Crest Communities, Inc. (c)	32,628	173,581
Equity Residential (a)(b)	74,000	5,558,880
Essex Property Trust, Inc. (a)	12,500	2,792,750
Home Properties, Inc. (a)(b)	11,800	882,050
Independence Realty Trust, Inc. (a)	390,709	2,817,012
Mid-America Apartment Communities, Inc. (a)	18,000	1,473,660
Post Properties, Inc. (a)	14,600	851,034
UDR, Inc. (a)	39,000	1,344,720
		26,198,830
DIVERSIFIED — 12.1%
Armada Hoffler Properties, Inc.	30,000	293,100
CyrusOne, Inc.	15,000	489,900
Digital Realty Trust, Inc. (a)(b)	40,000	2,612,800
DuPont Fabros Technology, Inc. (a)	20,500	530,540
EPR Properties (a)	97,950	5,051,282
Farmland Partners, Inc.	95,000	997,500
Gramercy Property Trust, Inc.	12,500	259,625
Investors Real Estate Trust	62,810	486,149
Lexington Realty Trust (a)	339,058	2,746,370
NorthStar Realty Finance Corp.	60,000	741,000
One Liberty Properties, Inc.	20,071	428,114
Vornado Realty Trust (a)(b)	47,835	4,325,241
Washington Real Estate Investment Trust	28,000	698,040
Whitestone REIT	88,502	1,020,428
		20,680,089
FREE STANDING — 5.2%
Agree Realty Corp.	10,000	298,500
Getty Realty Corp. (a)	22,000	347,600
National Retail Properties, Inc. (a)(b)	118,900	4,312,503
Realty Income Corp. (a)	41,900	1,985,641
STORE Capital Corp.	10,000	206,600
VEREIT, Inc. (a)	218,716	1,688,488
		8,839,332
HEALTH CARE — 16.7%
Care Capital Properties, Inc. (a)(b)	20,625	679,181
HCP, Inc. (a)(b)	126,530	4,713,243
Healthcare Realty Trust, Inc. (a)(b)	50,897	1,264,790
LTC Properties, Inc. (a)(b)	58,897	2,513,135
Medical Properties Trust, Inc. (a)(b)	370,320	4,095,739
National Health Investors, Inc. (a)	58,958	3,389,495
Omega Healthcare Investors, Inc. (a)(b)	23,898	840,015
Physicians Realty Trust	134,791	2,033,996
Sabra Health Care REIT, Inc. (a)(b)	87,254	2,022,548
Ventas, Inc. (a)(b)	90,000	5,045,400
Welltower, Inc. (a)(b)	29,200	1,977,424
		28,574,966
INDUSTRIAL — 4.2%
DCT Industrial Trust, Inc.	23,862	803,195
EastGroup Properties, Inc. (a)(b)	5,179	280,598
Monmouth Real Estate Investment Corp.	94,962	925,879
Prologis, Inc. (a)(b)	49,088	1,909,523
Rexford Industrial Realty, Inc.	20,000	275,800
STAG Industrial, Inc. (a)	164,693	2,999,060
		7,194,055
LODGING/RESORTS — 6.9%
Ashford Hospitality Prime, Inc. (a)	15,297	214,617
Ashford Hospitality Trust, Inc. (a)	105,000	640,500
Chatham Lodging Trust	46,000	988,080
Chesapeake Lodging Trust (a)	70,900	1,847,654
Condor Hospitality Trust, Inc. (d)	21,160	37,242
DiamondRock Hospitality Co. (a)	55,603	614,413
FelCor Lodging Trust, Inc.	35,000	247,450
Hersha Hospitality Trust	97,645	2,212,636
Host Hotels & Resorts, Inc. (a)	24,000	379,440
LaSalle Hotel Properties (a)	10,000	283,900
Pebblebrook Hotel Trust (a)	43,100	1,527,895
RLJ Lodging Trust (a)	41,900	1,058,813
Ryman Hospitality Properties, Inc.	7,500	369,225
Strategic Hotels & Resorts, Inc. (d)	19,593	270,187
Summit Hotel Properties, Inc. (a)	98,203	1,146,029
		11,838,081
MANUFACTURED HOMES — 3.6%
Sun Communities, Inc. (a)	67,856	4,597,922
UMH Properties, Inc.	160,979	1,497,105
		6,095,027
MIXED OFFICE/INDUSTRIAL — 3.1%
Chambers Street Properties (a)	145,172	942,166
Duke Realty Corp. (a)(b)	46,100	878,205
First Potomac Realty Trust (a)(b)	98,364	1,082,004
Gladstone Commercial Corp.	22,742	320,890
Liberty Property Trust (a)	64,737	2,039,863
		5,263,128
MORTGAGE — 1.4%
Annaly Capital Management, Inc. (a)	85,000	838,950
ARMOUR Residential REIT, Inc.	33,750	676,350
RAIT Financial Trust	178,419	884,958
		2,400,258
OFFICE — 12.2%
Alexandria Real Estate Equities, Inc. (a)	34,100	2,887,247
BioMed Realty Trust, Inc. (a)	65,000	1,298,700
Boston Properties, Inc. (a)	24,100	2,853,440
Brandywine Realty Trust (a)	165,300	2,036,496
City Office REIT, Inc.	99,900	1,134,864
Corporate Office Properties Trust (a)	68,500	1,440,555
Douglas Emmett, Inc. (a)	39,322	1,129,328
Franklin Street Properties Corp.	65,000	698,750
Highwoods Properties, Inc. (a)(b)	50,000	1,937,500
Kilroy Realty Corp. (a)	28,600	1,863,576
Mack-Cali Realty Corp. (a)	58,030	1,095,606
SL Green Realty Corp. (a)	22,900	2,476,864
		20,852,926
REGIONAL MALLS — 8.6%
CBL & Associates Properties, Inc. (a)	84,000	1,155,000
General Growth Properties, Inc.	20,000	519,400
Pennsylvania Real Estate Investment Trust (a)(b)	127,628	2,530,863
Simon Property Group, Inc. (a)(b)	35,427	6,508,649

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
The Macerich Co. (a)(b)	28,470	$2,187,065
WP GLIMCHER, Inc. (a)(b)	159,148	1,855,666
		14,756,643
SHOPPING CENTERS — 5.5%
Cedar Realty Trust, Inc. (a)(b)	103,627	643,524
DDR Corp. (a)(b)	62,000	953,560
Inland Real Estate Corp. (a)	156,300	1,266,030
Kimco Realty Corp. (a)	110,000	2,687,300
Kite Realty Group Trust (a)	40,125	955,376
Regency Centers Corp.	6,000	372,900
Urstadt Biddle Properties, Inc.	3,831	71,793
Weingarten Realty Investors (a)(b)	76,500	2,532,915
		9,483,398
STORAGE — 2.5%
CubeSmart (a)	15,000	408,150
Extra Space Storage, Inc.	5,000	385,800
Public Storage (a)(b)	13,400	2,835,842
Sovran Self Storage, Inc.	7,500	707,250
		4,337,042
Total Real Estate Investment Trusts (Cost $143,881,820)		166,513,775

OTHER — 3.4%
Beazer Homes USA, Inc. (d)	7,000	93,310
Carador PLC	5,496,600	4,266,736
Hilton Worldwide Holdings, Inc.	20,000	458,800
Lennar Corp.	7,500	360,975
Peak Resorts, Inc.	50,000	344,500
Starwood Hotels & Resorts Worldwide, Inc.	5,000	332,400
Total Other (Cost $9,325,334)		5,856,721
Total Common Stocks (Cost $153,207,154)		172,370,496

PREFERRED STOCKS — 42.0%
REAL ESTATE INVESTMENT TRUSTS — 42.0%
APARTMENTS — 0.6%
Apartment Investment & Management Co., Series Z (a)	15,000	380,100
Campus Crest Communities, Inc., Series A (c)	30,000	729,900
		1,110,000
DIVERSIFIED — 4.8%
Coresite Realty Corp., Series A	30,000	768,000
Digital Realty Trust, Inc., Series F (a)	25,000	632,500
Digital Realty Trust, Inc., Series G	30,000	704,100
DuPont Fabros Technology, Inc., Series B (a)	50,394	1,267,409
EPR Properties, Series E (a)(e)	16,400	502,004
EPR Properties, Series F (a)	40,000	986,000
Investors Real Estate Trust, Series B	70,000	1,803,200
NorthStar Realty Finance Corp., Series B	22,000	515,460
NorthStar Realty Finance Corp., Series D	13,000	312,000
NorthStar Realty Finance Corp., Series E	30,000	726,900
		8,217,573
HEALTH CARE — 0.9%
Sabra Health Care REIT, Inc., Series A (a)	60,600	1,553,178

INDUSTRIAL — 0.8%
STAG Industrial, Inc., Series B	37,700	914,225
Terreno Realty Corp., Series A	20,000	517,000
		1,431,225
LODGING/RESORTS — 13.1%
Ashford Hospitality Trust, Series A	95,482	2,431,449
Ashford Hospitality Trust, Series D	205,756	5,248,836
Ashford Hospitality Trust, Series E	45,000	1,156,950
Chesapeake Lodging Trust, Series A	65,000	1,698,125
FelCor Lodging Trust, Inc., Series A (e)	73,500	1,825,005
Hersha Hospitality Trust, Series B (a)	80,498	2,028,550
Hersha Hospitality Trust, Series C (a)	46,000	1,153,680
Pebblebrook Hotel Trust, Series A (a)	14,500	368,155
Pebblebrook Hotel Trust, Series B (a)	23,500	606,770
Pebblebrook Hotel Trust, Series C (a)	78,684	1,947,429
Summit Hotel Properties, Inc., Series A (a)	10,000	264,500
Summit Hotel Properties, Inc., Series B (a)	3,300	85,800
Summit Hotel Properties, Inc., Series C (a)	32,582	814,550
Sunstone Hotel Investors, Inc., Series D (a)	108,739	2,772,844
		22,402,643
MANUFACTURED HOMES — 1.2%
Sun Communities, Inc., Series A (a)	40,000	1,029,600
UMH Properties, Inc., Series A (a)	37,500	963,000
		1,992,600
MIXED OFFICE/INDUSTRIAL — 1.2%
First Potomac Realty Trust, Series A	80,000	2,037,600

MORTGAGE — 4.1%
Annaly Capital Management, Inc., Series C	4,547	112,220
Arbor Realty Trust, Inc., Series B	27,453	668,206
ARMOUR Residential REIT, Inc., Series B	30,000	656,700
iStar, Inc., Series D	11,810	284,031
iStar, Inc., Series G	21,241	500,226
MFA Financial, Inc., Series B	37,171	910,689
New York Mortgage Trust, Inc., Series B	33,450	719,175
RAIT Financial Trust, Series A	136,497	2,484,245
RAIT Financial Trust, Series B	35,122	669,074
		7,004,566
OFFICE — 3.8%
Brandywine Realty Trust, Series E (a)	23,000	584,200
Corporate Office Properties Trust, Series L	110,000	2,805,000
Hudson Pacific Properties, Inc., Series B (a)	20,000	506,300
Kilroy Realty Corp., Series G (a)	65,000	1,675,050
SL Green Realty Corp., Series I (a)	40,000	990,400
		6,560,950

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
REGIONAL MALLS — 3.1%
CBL & Associates Properties, Inc., Series D (a)	60,761	$1,520,848
CBL & Associates Properties, Inc., Series E	15,000	371,550
Pennsylvania Real Estate Investment Trust, Series A	20,000	523,000
Pennsylvania Real Estate Investment Trust, Series B (a)	40,000	1,014,000
WP GLIMCHER, Inc., Series H	45,000	1,143,000
WP GLIMCHER, Inc., Series I	30,000	745,800
		5,318,198
SHOPPING CENTERS — 8.4%
Cedar Realty Trust, Inc., Series B	131,829	3,184,989
DDR Corp., Series J (a)	45,586	1,145,576
DDR Corp., Series K (a)	86,000	2,120,760
Inland Real Estate Corp., Series A	100,000	2,564,000
Kite Realty Group Trust, Series A (a)	77,000	1,960,805
Retail Properties of America, Inc., Series A	70,000	1,792,000
Saul Centers, Inc., Series C	38,737	997,478
Urstadt Biddle Properties, Inc., Series F (a)	20,000	526,000
		14,291,608
Total Real Estate Investment Trusts (Cost $68,847,637)		71,920,141
Total Preferred Stocks (Cost $68,847,637)		71,920,141

INVESTMENT COMPANIES — 1.2%
BlackRock Credit Allocation Income Trust	19,451	236,719
Cohen & Steers Quality Income Realty Fund, Inc. (a)(b)	100,297	1,133,356
Eaton Vance Enhanced Equity Income Fund II	35,188	444,776
Nuveen Real Estate Income Fund (a)(b)	16,661	167,443
Total Investment Companies (Cost $2,101,584)		1,982,294

SHORT-TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
Dreyfus Cash Management Fund, Institutional Shares, 0.06% (f) (Cost $303,456)	303,456	303,456
Total Investments — 144.1% (Cost $224,459,831)		246,576,387
Other assets less liabilities — 0.7%		1,235,247
Revolving credit facility — (35.1)%		(60,000,000)
Preferred Shares, at liquidation preference — (9.7)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$171,136,634

Notes to Portfolio of Investments

(a)

As of September 30, 2015, the Fund has pledged portfolio securities with a market value of $126,683,486 as collateral in connection with its revolving credit facility with BNP Paribas Brokerage, Inc. (“BNPP”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)

As of September 30, 2015, pledged portfolio securities of the Fund with a market value of $53,720,454 (see Note (a)) have been rehypothecated by BNPP as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)	The company has discontinued paying distributions.

(d)	Non-dividend paying security.

(e)	Convertible into common stock.

(f)	Rate reflects 7 day yield as of September 30, 2015.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2015 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, the Fund, are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, which approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•      Level 1 – quoted prices in active markets for identical investments.

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2015 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2015. The Fund recognizes interperiod transfers between the input levels as of the end of the period. As of September 30, 2015, a security previously fair valued using Level 2 inputs as of December 31, 2014, was instead valued using Level 1 inputs as a quoted market price was available as of September 30, 2015; the security had a total value of approximately $4,266,736 as of September 30, 2015. As of September 30, 2015, there were no other transfers between level inputs as all of  the Fund’s other investments in securities were characterized as Level 1 on December 31, 2014 and September 30, 2015.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes as of September 30, 2015, were as follows:

Cost	$225,618,855
Gross unrealized appreciation	$37,309,963
Gross unrealized depreciation	(16,352,431)
Net unrealized appreciation	$20,957,532

The $1,159,024 difference between the financial reporting cost basis and tax cost basis of the Fund’s investments is due to wash sales of portfolio investments.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President

Date:	November 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President

Date:	November 2, 2015

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 2, 2015